Significant Accouting Policies (Earnings Per Share) (detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share, Basic [Abstract]
Net (Loss) Earnings	$ 9,899,000	$ 13,779,000	$ 41,413,000
Deduct Preffered Stock Dividends	23,000	23,000	23,000
Undistributed Earnings, Basic	9,876,000	13,756,000	41,390,000
Undistributed Earnings Allocated to Participating Securities	160,000	438,000	1,406,000
Earnings (Loss) Attributable to Common Stock	9,716,000	13,318,000	39,984,000
Weighted Average Number of Shares Outstanding, Basic	10,690	10,747	11,147
Basic Earnings (Loss) per Common Share	$ 0.91	$ 1.24	$ 3.59
Earnings Per Share, Diluted [Abstract]
Earnings (Loss) Attributable to Common Stock	9,716,000	13,318,000	39,984,000
Dividends Convertible Preferred Stock Cash	20,000	20,000	20,000
Net Income (Loss) Available to Common Stockholders, Diluted	$ 9,736,000	$ 13,338,000	$ 40,004,000
Weighted Average Number of Shares Outstanding, Basic	10,690	10,747	11,147
ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfAdditionalSharesAuthorized	5	5	5
Incremental Common Shares Attributable to Conversion of Preferred Stock	67	67	67
Weighted Average Number of Shares Outstanding, Diluted	10,762	10,819	11,219
Diluted Earnings (Loss) per Common Share	$ 0.9	$ 1.23	$ 3.57